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   [LINCOLN FINANCIAL GROUP LOGO]  Lincoln Variable Insurance Products Trust
                                                   1300 South Clinton Street
                                                   Fort Wayne, Indiana 46802
                                                    United States of America

VIA EDGAR

May 4, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

    Re:  Lincoln Variable Insurance Products Trust
         File Nos. 33-70742; 811-08090

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that, the form of Prospectuses for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's Post-Effective Amendment No. 125 to the Registration Statement, which was filed electronically on April 9, 2012 (effective April 30, 2012).

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 260-455-6918.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel